UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one)   [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Capital Management, LLP
Address: 300 NIBCO Parkway
         Suite 301
         Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Todd B. Martin                 Elkhart , IN                5/15/08
-------------------------          ------------------         -----------------
     [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  202,908

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----
AMERICAN EXPRESS CO.           COM              025816109      672   15375          SOLE               15375      0
BERKSHIRE HATHAWAY - B         COM              084670207    15852    3544          SOLE                3483      0    61
BROWN & BROWN, INC.            COM              115236101    34853 2005355          SOLE             1970225      0 35130
EMMIS COMM.CL A                COM              291525103    10308 2962008          SOLE             2870599      0 91409
GENERAL ELECTRIC               COM              369604103      496   13400          SOLE               13400      0
HEARTLAND EXPRESS              COM              422347104      214   15000          SOLE               15000      0
INTEL CORP.                    COM              458140100      523   24700          SOLE               24700      0
JOHNSON & JOHNSON              COM              478160104      496    7650          SOLE                7650      0
LOWE'S COS, INC.               COM              548661107    20942  912900          SOLE              900345      0 12555
MCDONALD'S CORP.               COM              580135101      279    5000          SOLE                5000      0
McGRAW-HILL COS.               COM              580645109     7591  205430          SOLE              203340      0  2090
MERCK & CO.                    COM              589331107      304    8000          SOLE                8000      0
MICROSOFT CORP.                COM              594918104      761   26800          SOLE               26800      0
MOHAWK INDUSTRIES, INC.        COM              608190104    23653  330309          SOLE              324426      0  5883
PEPSICO, INC.                  COM              713448108      708    9800          SOLE                9800      0
POOL CORP.                     COM              73278L105    20340 1076784          SOLE             1060240      0 16544
PROGRESSIVE CORP.              COM              743315103    13417  834934          SOLE              822074      0 12860
SIMPSON MANUFACTURING CO.      COM              829073105      554   20400          SOLE               20400      0
SKYLINE CORPORATION            COM              830830105      303   10900          SOLE               10900      0
TJX COS., INC.                 COM              872540109    22042  666536          SOLE              656231      0 10305
UNITED HEALTH GROUP INC.       COM              91324P102     1412   41100          SOLE               41100      0
WAL MART STORES                COM              931142103    18214  345750          SOLE              341165      0  4585
WALT DISNEY                    COM              254687106      333   10600          SOLE               10600      0
WELLPOINT INC.                 COM              94973V107     8394  190200          SOLE              186700      0  3500
WYETH                          COM              983024100      246    5900          SOLE                5900      0